In-Process Research and Development (Details Textual) $ in Millions	Mar. 31, 2016 USD ($)
Zertane Patents [Member]
Indefinite-lived Intangible Assets [Line Items]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	$ 7.5